Acquisitions - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [abstract]
Goodwill that is expected to be deductible for tax purposes	£ 65.3	£ 63.9	£ 54.8